Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000275829 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000275829 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023382 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000023382 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000125378 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000125378 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023381 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000023381 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000023379 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000023379 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000076404 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.30%
C000076404 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000076404 [Member] | Preferred Stocks in Private Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000076404 [Member] | Common Stocks in Private Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000076405 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.30%
C000076405 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000076405 [Member] | Preferred Stocks in Private Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000076405 [Member] | Common Stocks in Private Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000125379 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.30%
C000125379 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000125379 [Member] | Preferred Stocks in Private Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000125379 [Member] | Common Stocks in Private Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000076407 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.30%
C000076407 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000076407 [Member] | Preferred Stocks in Private Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000076407 [Member] | Common Stocks in Private Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000115039 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000115039 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	66.40%
C000115039 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.60%
C000115039 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000115039 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.90%
C000115039 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.90%
C000115039 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.80%
C000115039 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000115039 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000115039 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000115037 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000115037 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	66.40%
C000115037 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.60%
C000115037 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000115037 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.90%
C000115037 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.90%
C000115037 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.80%
C000115037 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000115037 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000115037 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000115036 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000115036 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	66.40%
C000115036 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.60%
C000115036 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000115036 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.90%
C000115036 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.90%
C000115036 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.80%
C000115036 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000115036 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000115036 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%